Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive loss
Reclassification of accumulated other comprehensive loss

RMB
Balance as of December 31, 2017	—
Foreign currency transaction adjustments	(2,700)
Balance as of December 31, 2018	(2,700)
Foreign currency transaction adjustments	190
Balance as of December 31, 2019	(2,510)
Balance as of December 31, 2019 (US$)	(361)